Organization and Nature of Operations (Details Narrative) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
	Aug. 22, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2024	Aug. 10, 2023	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Incorporation date								Mar. 28, 2019		Mar. 28, 2019
Minimum listing value of required for market shares	$ 2,500,000
Net loss available to common stockholders		$ 8,160,343			$ 2,226,738			$ 13,424,197	$ 7,044,320
Net cash used in operating								3,448,667	5,439,667	$ 6,643,397	$ 11,599,581
Accumulated Deficit		58,741,247						58,741,247		45,317,050	34,845,161
Stockholders equity		3,558,365	$ (4,836,949)	$ (3,312,101)	137,506	$ 1,799,365	$ 3,659,799	3,558,365	137,506	(1,906,206)	5,785,447
Working capital deficit		1,302,925						1,302,925		(5,210,669)
Cash on hand		828,185						828,185		226,985	2,066,793
Net Loss		(8,075,509)	(3,364,732)	(1,899,122)	(2,226,738)	(2,468,811)	(2,348,771)	(13,339,363)	(7,044,320)	(10,471,889)	(17,505,765)
Equity, Attributable to Parent		(3,558,365)	4,836,949	3,312,101	(137,506)	(1,799,365)	(3,659,799)	(3,558,365)	(137,506)	1,906,206	(5,785,447)
Working capital deficit		(1,302,925)						(1,302,925)		5,210,669
Retained earnings		(58,741,247)						(58,741,247)		(45,317,050)	(34,845,161)
Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Net cash used in operating								1,210,331	382,880	677,026	10,907
Accumulated Deficit		(500,744)						(500,744)		564,019	(32,020)
Stockholders equity		1,911,296	(1,245,200)	(711,219)	(329,357)	(100,848)	34,182	1,911,296	(329,357)	(486,398)	35,082			$ 47,065
Working capital deficit		(3,322,757)						(3,322,757)
Cash on hand		83,373						83,373		544,276	1,457
Net Loss		2,585,558			(228,509)			1,064,763	(366,007)	(596,039)	(13,715)
Equity, Attributable to Parent		(1,911,296)	$ 1,245,200	$ 711,219	$ 329,357	$ 100,848	$ (34,182)	(1,911,296)	$ 329,357	486,398	(35,082)			$ (47,065)
Working capital deficit		3,322,757						3,322,757
Business Acquisition, Percentage of Voting Interests Acquired												100.00%	100.00%
Net cash provided by operations								1,210,331
Retained earnings		$ 500,744						$ 500,744		$ (564,019)	$ 32,020